Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment	12 Months Ended
Dec. 31, 2021
Buildings [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	20 years
Buildings [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	40 years
Machinery and equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	10 years
Machinery and equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	20 years
Furniture and fixtures [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	2 years
Furniture and fixtures [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	10 years
Other equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	2 years
Other equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	5 years